PROSPECTUS SUPPLEMENT

March 19, 2015

For

The Guardian Investor ProFreedom Variable Annuitysm (B Share)

The Guardian Investor ProFreedom Variable Annuitysm (C Share)

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with:

1. the Prospectus dated May 1, 2014, for The Guardian Investor ProFreedom Variable Annuitysm (B Share) issued through The Guardian Separate Account R; and

2. the Prospectus dated May 1, 2014, for The Guardian Investor ProFreedom Variable Annuitysm (C Share) issued through The Guardian Separate Account R.

Effective March 31, 2015, Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) will replace Guardian Investor Services LLC as the distributor and principal underwriter of the variable life insurance policies and variable annuity contracts issued by GIAC.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST

RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE RETAINED WITH

THE PROSPECTUS FOR FUTURE REFERENCE.